Acquisition of the Assets of Pet Pointers, Inc.	12 Months Ended
Aug. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Other Assets Disclosure [Text Block]

NOTE 9.  ACQUISITION OF THE ASSETS OF PET POINTERS, INC.

On January 4, 2011Entest CA acquired from Pet Pointers, Inc., a California corporation doing business as McDonald Animal Hospital (“Seller”), and Dr. Gregory McDonald DVM (“McDonald”) all the goodwill from McDonald and assets of Seller except cash and accounts receivables used in connection with the operation of a veterinary medical clinic located at 225 S. Milpas Street, Santa Barbara, CA 93103 (the "Business").

Consideration for the acquisition consisted of

   I. $70,000 in cash

   II. $210,000 of the Company’s  common shares valued at the closing price per share as of January 4, 2011

   III. Payment of no more than $78,000 to a creditor of the Seller to be paid in monthly installments of $1,500 per month

   IV. Payment of no more than $25,000 to additional creditors of the Seller to be paid in monthly installments of $825 per month

   V. Payment of $50,000 to McDonald on the first business day of the fourth month following the closing of the acquisition (“Closing”)

The Company is  also obligated  to make payment to McDonald of that number of shares of common stock of the Company’s common stock valued at the closing bid price of the trading day immediately prior to issuance which shall equal $70,000 upon completion of the first calendar year during the Employment Period (as such period is defined in the employment agreement entered into between McDonald and Entest CA dated December 31, 2010) in which the Business generates gross sales in excess of $700,000.